Balances and Transactions with Related Parties (Details Textual) ₪ in Thousands	1 Months Ended
Mar. 29, 2016 ILS (₪)
Capital note [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	₪ 8,000
Shagrir Group [Member]
Related Party Transaction [Line Items]
Issuance of related party	4,100
Shagrir Group [Member] | Capital note [Member]
Related Party Transaction [Line Items]
Issuance of related party	₪ 3,100
Debt maturity term	5 years